UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07868

Invesco Advantage Municipal Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2024

Item 1. Reports to Stockholders
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

Semi-Annual Report to Shareholders	August 31, 2024
Invesco Advantage Municipal Income Trust II
NYSE American: VKI

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
21	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
31	Approval of Investment Advisory and Sub-Advisory Contracts
33	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/29/24 to 8/31/24

Trust at NAV	2.83%
Trust at Market Value	8.83
S&P Municipal Bond Index ▼ (Broad Market Index)	1.94
S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	1.61
Market Price Discount to NAV as of 8/31/24	-8.44

Source(s): ▼ RIMES Technologies Corp.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2024, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume
of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2      Invesco Advantage Municipal Income Trust II

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎
Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3      Invesco Advantage Municipal Income Trust II

Schedule of Investments
August 31, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.77% (a)
Alabama–1.66%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$185	$ 176,164
Black Belt Energy Gas District (The); Series 2023 B, RB (b)	5.25%	12/01/2030	1,065	1,154,977
Energy Southeast A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	755	821,085
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986) (c)(d)	5.50%	01/01/2043	1,900	1,064,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,030	1,133,402
Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB (b)	4.00%	12/01/2031	1,115	1,117,508
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,050	1,137,663
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	615	624,855
				7,229,654

Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	310	284,719

Arizona–2.67%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	67	65,214
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (e)	5.00%	07/01/2039	895	897,882
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB (e)	5.00%	07/01/2049	500	486,109
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB (e)	5.00%	12/15/2040	185	184,578
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	820	808,516
Series 2017, Ref. RB	5.00%	11/15/2045	665	570,104
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2049	165	166,377
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM) (f)	5.00%	07/01/2046	2,240	2,427,707
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB (e)	5.00%	06/15/2052	270	264,020
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	885	884,949
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	2,530	2,782,088
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	580	632,536
Series 2007, RB	5.00%	12/01/2037	1,350	1,497,253
				11,667,333

Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	460	466,266

California–14.67%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	900	809,840
California (State of);
Series 2020, GO Bonds (INS - BAM) (f)	3.00%	11/01/2050	1,250	1,024,997
Series 2023, GO Bonds (h)	5.25%	09/01/2053	2,525	2,837,816
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB (b)	5.00%	04/01/2032	1,895	2,053,106
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	278,199
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	8,390	859,482
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	35	35,839
Series 2020 B-2, Ref. RB (g)	0.00%	06/01/2055	1,245	245,629
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	3,280	3,532,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	$3,125	$ 2,954,947
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,540
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,019	3,068,879
Series 2023-1, RB	4.38%	09/20/2036	624	659,894
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB (e)	5.00%	06/01/2048	120	120,478
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,000	1,052,688
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM) (f)	4.00%	05/15/2046	500	492,814
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (i)	5.00%	12/31/2036	1,245	1,286,442
Series 2018 A, RB (i)	5.00%	12/31/2047	1,500	1,519,785
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (e)	5.00%	08/01/2039	185	167,604
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB (e)(i)	5.00%	07/01/2027	580	583,468
Series 2012, RB (e)(i)	5.00%	07/01/2030	165	165,938
Series 2012, RB (e)(i)	5.00%	07/01/2037	1,730	1,734,951
Series 2012, RB (e)(i)	5.00%	11/21/2045	2,030	2,033,554
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (e)	5.25%	12/01/2056	750	758,616
California State University; Series 2019 A, RB (h)(j)	5.00%	11/01/2049	1,585	1,687,346
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	1,735	1,728,513
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (e)	3.13%	08/01/2056	625	484,131
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB (e)	4.00%	08/01/2056	370	333,033
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	370	370,047
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	655	648,329
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (g)	0.00%	06/01/2066	1,190	138,965
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB (i)	5.50%	05/15/2037	600	679,650
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 F, RB (i)	5.00%	05/15/2044	2,950	3,055,098
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB (h)	5.00%	07/01/2050	1,740	1,869,470
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM) (f)	5.00%	08/01/2050	930	985,440
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,095	2,718,022
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (k)	6.25%	08/01/2043	1,500	1,498,485
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM) (f)	4.25%	08/01/2053	2,300	2,323,127
Regents of the University of California Medical Center;
Series 2022 P, RB (h)(j)	4.00%	05/15/2053	4,065	4,048,491
Series 2022 P, RB	3.50%	05/15/2054	1,510	1,394,156
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM) (f)	4.00%	08/01/2048	925	914,627
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,540	1,509,312
Series 2021 A, RB	5.00%	07/01/2056	1,500	1,607,928
Series 2023 B, RB (i)	5.00%	07/01/2048	1,890	2,004,037
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2020 A, Ref. RB (i)	4.00%	05/01/2039	830	819,504
Series 2019 E, RB (i)	5.00%	05/01/2038	505	531,605
Series 2019 E, RB (i)	5.00%	05/01/2050	1,760	1,804,456
Series 2021 A, Ref. RB (i)	5.00%	05/01/2036	450	487,260
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	2,605	1,019,805
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB (b)	5.00%	09/01/2030	1,025	1,103,994
				64,046,735

Colorado–6.39%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (f)	4.50%	12/01/2058	1,790	1,788,938
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	586,755
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	734,737
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM) (f)	5.38%	12/01/2053	465	510,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB (e)	5.00%	12/01/2047	$1,260	$ 1,215,044
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	473,747
Series 2022, RB	6.50%	12/01/2053	500	517,835
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	536,115
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,280	1,321,375
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	2,745	2,853,406
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,160,750
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	130	108,758
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	492,037
Denver (City & County of), CO;
Series 2018 A, Ref. RB (i)	5.00%	12/01/2048	1,315	1,346,435
Series 2018 A, Ref. RB (i)	5.25%	12/01/2048	1,185	1,227,472
Series 2018 A-2, RB (g)	0.00%	08/01/2033	1,700	1,194,202
Series 2022 A, RB (i)	5.00%	11/15/2036	710	773,925
Series 2022 A, RB (i)	5.00%	11/15/2047	1,905	1,999,167
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	311,902
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,745	1,768,427
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	585	533,810
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (f)	5.00%	12/01/2053	430	454,292
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	565	587,224
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	504,451
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	411,913
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,000	967,923
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	493,834
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	554,896
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	489,862
Series 2023, GO Bonds	8.00%	12/15/2035	610	610,017
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	370	284,856
Series 2021 A-2, RB (k)	4.50%	12/01/2041	1,535	1,091,625
				27,906,551

District of Columbia–3.55%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	1,260	1,372,897
Series 2023 A, RB	5.25%	05/01/2048	1,865	2,084,048
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	514,960
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB (l)	2.70%	10/01/2054	1,600	1,600,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	2,500	2,445,269
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB (i)	5.00%	10/01/2042	2,005	2,054,756
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,176,527
Series 2021 A, Ref. RB (i)	4.00%	10/01/2041	1,575	1,545,961
Series 2023 A, Ref. RB (i)	5.25%	10/01/2043	860	932,509
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	1,635	1,793,436
				15,520,363

Florida–11.46%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000) (c)(d)(e)	5.00%	11/15/2061	1,075	758,092
Series 2022 B, RB (Acquired 01/25/2022; Cost $96,495) (c)(d)(e)	6.50%	11/15/2033	100	85,750
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	370	343,163
Broward (County of), FL; Series 2019 A, RB (i)	4.00%	10/01/2049	560	523,524
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	1,895	1,818,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward County FL Water & Sewer Utility Revenue; Series 2024, RB (h)	4.00%	10/01/2047	$2,700	$ 2,640,371
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM) (f)	5.60%	03/01/2048	935	1,055,121
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $728,530) (c)(d)(e)	7.75%	05/15/2035	746	20,134
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,040	1,069,989
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	900	925,983
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (b)(e)(i)	12.00%	07/15/2028	560	597,803
Series 2024, Ref. RB (i)	5.00%	07/01/2041	650	665,962
Series 2024, Ref. RB (INS - AGM) (f)(i)	5.00%	07/01/2044	1,900	1,999,591
Series 2024, Ref. RB (INS - AGM) (f)(i)	5.25%	07/01/2047	750	792,903
Series 2024, Ref. RB (INS - AGM) (f)(i)	5.25%	07/01/2053	630	664,517
Series 2024, Ref. RB (i)	5.50%	07/01/2053	650	674,473
Fort Lauderdale (City of), FL;
Series 2023, RB	5.50%	09/01/2053	1,120	1,263,580
Series 2024, RB (h)	5.50%	09/01/2053	1,885	2,126,650
Greater Orlando Aviation Authority;
Series 2017 A, RB (i)	5.00%	10/01/2052	800	811,488
Series 2019 A, RB (i)	4.00%	10/01/2044	1,750	1,685,240
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,185	1,295,982
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (i)	5.00%	10/01/2048	1,895	1,938,729
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	2,495	2,782,022
Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	1,865	2,084,628
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	930	1,027,221
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	478,906
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	204,205
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	759,120
Lee (County of), FL;
Series 2021 B, RB (i)	5.00%	10/01/2034	775	837,736
Series 2022, RB	5.25%	08/01/2049	1,250	1,346,932
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM) (f)	5.00%	03/15/2052	1,485	1,586,735
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	865	871,303
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	710,858
Miami-Dade (County of), FL;
Series 2022 A, Ref. RB (i)	5.25%	10/01/2052	375	398,934
Series 2023 A, Ref. RB (i)	5.00%	10/01/2047	1,605	1,715,915
Subseries 2021 A-2, Ref. RB (INS - AGM) (f)	4.00%	10/01/2049	1,885	1,842,972
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,015	2,016,201
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	1,755	1,890,332
Osceola (County of), FL;
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2051	1,200	308,495
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	335	82,132
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2053	335	77,900
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	285	62,846
Reunion East Community Development District; Series 2005, RB (c)(m)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,000	943,454
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	630	594,953
Sterling Hill Community Development District; Series 2003 A, RB (m)(n)	6.20%	05/01/2035	828	380,724
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,603
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,001,547
Tampa (City of), FL; Series 2020 A, RB (g)	0.00%	09/01/2049	4,255	1,289,879
				50,053,990

Georgia–2.47%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB (h)(j)	4.00%	07/01/2044	2,495	2,494,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	$820	$ 886,164
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	1,001,877
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	591,228
Main Street Natural Gas, Inc.;
Series 2021 C, RB (b)	4.00%	12/01/2028	925	936,350
Series 2022 C, RB (b)(e)	4.00%	11/01/2027	945	931,888
Series 2023 B, RB (b)	5.00%	03/01/2030	1,350	1,439,455
Series 2024 A, RB (b)	5.00%	09/01/2031	1,260	1,362,011
Series 2024 C, RB (b)	5.00%	12/01/2031	1,050	1,124,031
				10,767,913

Hawaii–0.69%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.50%	07/01/2052	1,825	2,022,443
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,001,154
				3,023,597

Idaho–0.45%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	265	243,653
Series 2017 A, Ref. RB	5.25%	11/15/2037	370	327,293
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	1,285	1,414,539
				1,985,485

Illinois–6.19%
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL) (f)(g)	0.00%	01/01/2029	1,710	1,464,799
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	797,849
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	325,729
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	260,441
Series 2014, RB	5.00%	11/01/2039	650	650,781
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,601,232
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,609,768
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,100	1,119,896
Series 2024 A, RB (i)	5.50%	01/01/2053	1,010	1,103,427
Chicago (City of), IL Board of Education;
Series 2018 A, Ref. GO Bonds (INS - AGM) (f)	5.00%	12/01/2032	905	958,296
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	537,554
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	995,294
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM) (f)	4.00%	01/01/2042	1,485	1,482,746
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,051,279
Series 2014, GO Bonds	5.00%	05/01/2035	355	355,364
Series 2014, GO Bonds	5.00%	05/01/2036	850	850,849
Series 2016, GO Bonds	5.00%	11/01/2036	895	913,888
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	206,841
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,961,009
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	997,936
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,142,771
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (i)	8.00%	06/01/2032	270	270,341
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $46,920) (d)	5.00%	11/01/2040	45	29,197
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $764,506) (d)	5.00%	11/01/2049	910	590,059
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,005	2,021,926
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	985	538,088
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	973,423
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	157,674
Series 2017, Ref. RB	5.25%	02/15/2037	145	147,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM) (f)	5.25%	06/15/2031	$920	$ 924,630
				27,040,546

Indiana–1.59%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM) (f)	5.63%	07/15/2053	1,865	2,110,057
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,840	1,789,842
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB (i)	5.75%	08/01/2042	175	175,114
Indianapolis Local Public Improvement Bond Bank; Series 2019, Ref. RB (i)	5.00%	01/01/2027	990	1,027,813
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,250	1,380,933
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB (b)(i)	4.40%	06/10/2031	465	475,566
				6,959,325

Iowa–1.24%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	460	355,712
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	940	942,188
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB (b)(o)	5.00%	12/01/2032	2,050	2,384,206
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	225	212,490
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	160	160,556
PEFA, Inc.; Series 2019, RB (b)	5.00%	09/01/2026	1,345	1,374,090
				5,429,242

Kentucky–2.35%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (e)(i)	4.70%	01/01/2052	500	492,401
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%) (b)(p)	4.32%	02/01/2025	530	530,088
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM) (f)	5.00%	12/01/2047	395	395,103
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	830	834,894
Series 2015 A, RB	5.00%	07/01/2040	750	752,506
Series 2015 A, RB	5.00%	01/01/2045	1,020	1,021,707
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	945	964,223
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	1,260	1,382,454
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	3,575	3,869,565
				10,242,941

Louisiana–0.90%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (e)	3.90%	11/01/2044	620	580,392
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB (i)	5.50%	09/01/2054	625	678,526
Series 2024, RB (i)	5.50%	09/01/2059	1,245	1,345,367
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	925	926,648
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM) (f)	5.00%	10/01/2048	375	386,740
				3,917,673

Maryland–1.16%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	291,290
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	943,456
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	760	778,625
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	350,506
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB (i)	5.25%	06/30/2052	710	741,231
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	696,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB (l)	2.70%	06/01/2027	$1,245	$ 1,245,000
				5,046,386

Massachusetts–2.09%
Massachusetts (Commonwealth of); Series 2024, RB (h)	5.00%	06/01/2053	3,430	3,740,635
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	990	1,064,101
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,085	1,191,324
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 D, Ref. RB	5.00%	07/01/2054	1,865	2,002,437
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB (e)	5.00%	07/15/2035	270	281,258
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB (i)	5.00%	07/01/2046	790	829,032
				9,108,787

Michigan–4.40%
Academy of Warren; Series 2020 A, RB (e)	5.50%	05/01/2050	250	240,674
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (b)(o)	5.00%	09/25/2024	1,590	1,591,730
Lansing (City of), MI; Series 2024, RB (h)	5.25%	07/01/2054	2,735	3,023,748
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,085	2,311,724
Series 2024, RB (h)	5.50%	11/15/2049	2,330	2,653,853
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB (h)	5.00%	04/15/2041	2,190	2,249,316
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	123,255
Series 2020, Ref. RB	5.00%	06/01/2045	360	342,564
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB (h)(j)(o)	5.00%	12/01/2046	2,965	3,030,337
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,460	1,536,546
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(i)	4.00%	10/01/2026	1,525	1,530,395
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB (i)	5.00%	06/30/2030	545	572,812
				19,206,954

Minnesota–0.98%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	365,002
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	440	448,912
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB (i)	5.25%	01/01/2049	1,245	1,348,684
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,260	1,377,423
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	517,453
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	232,021
				4,289,495

Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	541,432

Missouri–2.41%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	801,605
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,673,350
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (i)	5.00%	03/01/2046	3,555	3,641,074
Series 2019 B, RB (INS - AGM) (f)(i)	5.00%	03/01/2049	745	760,833
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	334,705
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	250,788
St. Louis (City of), MO; Series 2024, RB (INS - AGM) (f)	5.25%	07/01/2054	1,000	1,102,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	$1,375	$ 1,396,361
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (e)	6.00%	10/01/2049	575	580,071
				10,540,934

Nebraska–1.79%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	2,810	3,102,444
Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	630	662,087
Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	785	823,738
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM) (f)	4.00%	02/01/2051	1,545	1,503,750
Series 2022, RB (h)(j)	5.25%	02/01/2052	1,570	1,714,083
				7,806,102

Nevada–1.05%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds (h)	5.00%	07/01/2053	3,965	4,308,380
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB (e)	2.75%	06/15/2028	305	296,811
				4,605,191

New Hampshire–1.19%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	219	221,636
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,220	1,242,655
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	820	874,752
New Hampshire (State of) Housing Finance Authority;
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	800	826,416
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,940	2,015,188
				5,180,647

New Jersey–5.05%
New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - BHAC) (f)(h)	5.25%	07/01/2026	6,625	6,923,655
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (i)	5.25%	09/15/2029	295	295,281
Series 2012, RB (i)	5.75%	09/15/2027	400	400,522
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2040	1,180	1,184,328
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (i)	5.38%	01/01/2043	2,190	2,191,730
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,865	2,787,382
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, RN (h)(j)	5.00%	06/15/2029	1,190	1,230,252
Series 2018 A, RN (h)(j)	5.00%	06/15/2030	405	417,807
Series 2018 A, RN (h)(j)	5.00%	06/15/2031	565	581,626
Series 2022, RB	5.25%	06/15/2046	1,070	1,172,299
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,195	2,249,001
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,250	1,295,833
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,290	1,302,171
				22,031,887

New York–20.85%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.) (e)(i)(q)	5.25%	12/31/2033	200	187,079
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	1,928,169
Metropolitan Transportation Authority; Series 2005 D-1, Ref. VRD RB (LOC - Truist Bank) (l)(q)	2.45%	11/01/2035	4,000	4,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,540,979
Series 2020 A-1, RB (INS - AGM) (f)	4.00%	11/15/2041	875	877,403
Series 2020 A-1, RB (INS - BAM) (f)	4.00%	11/15/2053	295	285,739
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,046,378
New York & New Jersey (States of) Port Authority; Series 2020 221, RB (i)	4.00%	07/15/2060	1,750	1,611,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	$1,835	$ 1,967,917
Subseries 2022 D-1, GO Bonds (h)	5.25%	05/01/2038	1,015	1,154,882
Subseries 2022 D-1, GO Bonds (h)	5.25%	05/01/2042	1,725	1,921,106
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,130	1,248,254
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,227,971
Series 2020 BB-1, RB	5.00%	06/15/2050	2,430	2,588,226
Series 2020, Ref. RB	5.00%	06/15/2050	1,225	1,304,764
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	1,405	1,379,861
Series 2023 F-1, RB	4.00%	02/01/2051	1,900	1,856,959
Series 2024 B, RB	4.38%	05/01/2053	1,640	1,666,501
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	925	992,865
Series 2018 E, RB (h)	5.00%	03/15/2046	4,260	4,468,885
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,667,061
New York (State of) Power Authority; Series 2020 A, RB (h)	4.00%	11/15/2045	2,740	2,730,271
New York (State of) Power Authority (Green Bonds); Series 2020, RB (h)	4.00%	11/15/2055	3,130	3,084,220
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM) (f)	5.00%	11/15/2053	1,305	1,441,802
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,030	3,915,333
Series 2019 B, RB (INS - AGM) (f)(h)(j)	4.00%	01/01/2050	1,950	1,920,485
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,850	1,824,542
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	945	956,156
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	210	194,152
Series 2010 A, RB (e)	6.25%	06/01/2041	1,000	1,000,144
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,424,564
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	4,375	4,378,662
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,490	2,466,056
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB (i)	5.25%	08/01/2031	345	367,486
Series 2020, Ref. RB (i)	5.38%	08/01/2036	705	752,256
Series 2023, RB (i)	5.38%	06/30/2060	1,620	1,690,496
Series 2024, RB (INS - AGM) (f)(i)	5.25%	06/30/2060	1,310	1,390,325
Series 2024, RB (i)	5.50%	06/30/2060	1,200	1,279,050
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (i)	5.00%	08/01/2026	550	550,836
Series 2016, Ref. RB (i)	5.00%	08/01/2031	1,000	1,001,125
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB (i)	5.00%	01/01/2033	1,565	1,615,718
Series 2018, RB (i)	5.00%	01/01/2034	1,510	1,557,781
Series 2018, RB (i)	5.00%	01/01/2036	1,265	1,300,808
Series 2020, RB (i)	5.00%	10/01/2040	1,495	1,545,298
Series 2020, RB (i)	4.38%	10/01/2045	875	842,862
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (i)	5.00%	07/01/2046	2,465	2,464,904
Series 2016 A, RB (i)	5.25%	01/01/2050	2,355	2,354,971
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB (i)	5.00%	12/01/2036	740	795,957
Series 2022, RB (i)	5.00%	12/01/2038	455	485,348
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,312,217
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	565	598,487
Series 2021 A, RB	5.00%	11/15/2056	835	886,979
Series 2022, RB (h)	5.00%	05/15/2051	4,090	4,358,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	$1,815	$ 1,642,984
				91,053,171

North Carolina–0.30%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	725	751,842
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM) (f)(g)	0.00%	01/01/2053	2,250	578,535
				1,330,377

North Dakota–0.68%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,750	1,712,954
Series 2017 C, RB	5.00%	06/01/2053	1,305	1,256,084
				2,969,038

Ohio–4.55%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	654,166
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,265	2,979,179
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	6,505	5,988,547
Series 2020 B-3, Ref. RB (g)	0.00%	06/01/2057	6,405	581,993
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB (e)	6.50%	01/01/2034	900	900,694
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (i)	5.38%	09/15/2027	600	600,273
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (e)	5.00%	06/01/2028	415	420,945
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	875	891,912
Series 2017, Ref. RB	5.50%	02/15/2052	645	659,279
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,010	1,155,663
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,230	1,445,184
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,135	1,127,562
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $807,152) (c)(d)(e)	6.00%	04/01/2038	823	57,640
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	690	681,007
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,865	1,731,924
				19,875,968

Oklahoma–1.21%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	2,825	2,915,402
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	885	976,394
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	665	653,508
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB (i)	5.50%	06/01/2035	250	250,412
Series 2001 C, Ref. RB (i)	5.50%	12/01/2035	475	475,770
				5,271,486

Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB (e)	6.00%	10/05/2040	626	661,827

Oregon–1.25%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	376,114
Oregon (State of); Series 2019, GO Bonds (h)(j)	5.00%	08/01/2044	2,500	2,659,397
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (i)	5.50%	07/01/2053	1,070	1,167,231
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB (i)	5.00%	07/01/2052	1,200	1,250,084
				5,452,826

Pennsylvania–3.89%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM) (f)(i)	5.50%	01/01/2048	1,025	1,127,210
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	625	590,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM) (f)(g)	0.00%	10/01/2036	$500	$ 304,070
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	500,021
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	510	527,371
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB (i)	5.25%	06/30/2053	1,505	1,580,445
Series 2022, RB (INS - AGM) (f)(i)	5.00%	12/31/2057	750	781,898
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	690	699,357
Series 2023 A-2, RB	4.00%	05/15/2048	410	391,806
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	759,161
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,072,888
Series 2019 A, RB	5.00%	12/01/2049	165	173,940
Series 2020 B, RB	5.00%	12/01/2050	445	472,166
Series 2021 A, RB	4.00%	12/01/2050	930	876,068
Series 2024 C, RB	5.25%	12/01/2054	1,100	1,219,156
Philadelphia (City of), PA;
Series 2017 B, Ref. RB (i)	5.00%	07/01/2042	2,345	2,387,388
Series 2017 B, Ref. RB (i)	5.00%	07/01/2047	610	617,362
Series 2021, Ref. RB (INS - AGM) (f)(i)	4.00%	07/01/2046	1,275	1,224,571
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,255	1,360,978
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (e)	5.00%	06/15/2050	310	311,142
				16,977,044

Puerto Rico–5.61%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,905	1,914,848
Series 2002, RB	5.63%	05/15/2043	1,110	1,122,889
Series 2005 A, RB (g)	0.00%	05/15/2050	4,515	872,361
Series 2005 B, RB (g)	0.00%	05/15/2055	2,000	224,717
Series 2008 A, RB (g)	0.00%	05/15/2057	14,115	971,521
Series 2008 B, RB (g)	0.00%	05/15/2057	28,010	1,740,317
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	911,419
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	945	932,693
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	740	723,965
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	455	432,460
Subseries 2022, RN (g)	0.00%	11/01/2043	555	351,628
Subseries 2022, RN (g)	0.00%	11/01/2051	1,059	679,166
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 04/07/2020-04/28/2020; Cost $1,450,238) (INS - NATL) (d)(f)	5.25%	07/01/2032	1,440	1,423,213
Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $556,510) (INS - NATL) (d)(f)	5.25%	07/01/2033	550	544,013
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $504,263) (INS - NATL) (d)(f)	5.25%	07/01/2035	480	471,995
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027	335	301,340
Series 2018 A-1, RB (g)	0.00%	07/01/2029	785	654,208
Series 2018 A-1, RB (g)	0.00%	07/01/2031	1,830	1,405,216
Series 2018 A-1, RB (g)	0.00%	07/01/2033	650	458,615
Series 2018 A-1, RB (g)	0.00%	07/01/2046	6,175	2,082,170
Series 2018 A-1, RB (g)	0.00%	07/01/2051	8,095	1,986,613
Series 2018 A-1, RB	4.75%	07/01/2053	1,138	1,129,464
Series 2018 A-1, RB	5.00%	07/01/2058	1,605	1,612,098
Series 2019 A-2, RB	4.33%	07/01/2040	920	909,872
Series 2019 A-2, RB	4.78%	07/01/2058	630	623,391
				24,480,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.53%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	$530	$ 534,513
Series 2015 B, Ref. RB	5.00%	06/01/2050	1,755	1,756,754
				2,291,267

South Carolina–1.88%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,000	1,003,148
Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	1,485	1,604,734
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	380	426,794
Series 2024, RB	5.50%	11/01/2054	630	703,306
South Carolina (State of) Ports Authority; Series 2015, RB (b)(i)(o)	5.25%	07/01/2025	2,620	2,667,536
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2022 A, RB	4.00%	12/01/2052	675	633,219
Series 2024 B, Ref. RB (INS - AGM) (f)	5.00%	12/01/2040	1,060	1,188,617
				8,227,354

South Dakota–0.93%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,530	1,558,260
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,670	1,671,702
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	805	835,385
				4,065,347

Tennessee–6.87%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	935	964,028
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	780	841,962
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,345	1,399,032
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL) (f)(g)	0.00%	07/01/2026	12,525	11,746,703
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,560	1,532,102
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (h)	6.00%	12/01/2054	2,190	2,528,653
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,375	2,307,281
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB (i)	5.00%	07/01/2043	885	905,440
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB (i)	5.00%	07/01/2054	715	732,991
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,034,256
Shelby (County of), TN Health, Educational & Housing Facilities Board; Series 2008, VRD RB (INS - AGM) (f)(l)	2.45%	06/01/2042	4,000	4,000,000
Tennessee Energy Acquisition Corp.; Series 2021 A, RB (b)	5.00%	11/01/2031	1,875	1,997,395
				29,989,843

Texas–15.99%
Austin (City of), TX; Series 2022, RB (i)	5.25%	11/15/2047	880	944,873
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	845	838,303
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	735	766,949
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	910	883,804
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,272,424
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	755	750,605
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,260	1,248,052
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,180	3,089,065
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	2,248,188
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM) (f)	4.38%	10/01/2053	1,000	1,001,357
Series 2023, RB (INS - AGM) (f)	4.25%	10/01/2053	1,065	1,046,725
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	965	926,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM) (f)(i)	5.25%	07/01/2048	$1,290	$ 1,381,599
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (i)	4.00%	07/01/2041	435	421,546
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (i)	5.00%	07/15/2028	375	386,556
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,045	1,036,718
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,390	1,329,875
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,000	994,395
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	880	979,631
Matagorda County Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC) (f)(i)	5.13%	11/01/2028	5,000	5,229,399
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (e)(i)	4.63%	10/01/2031	2,305	2,308,312
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB (c)	5.00%	07/01/2047	1,000	400,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	48,081
Series 2021, RB	2.00%	11/15/2061	1,665	628,082
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	879,391
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM) (f)	5.00%	04/01/2046	830	830,052
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,075	1,098,411
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB (e)	4.00%	08/15/2051	920	782,182
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	371,102
Series 2017, Ref. RB	5.00%	01/01/2047	460	454,482
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	174,205
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	995,592
Series 2020, RB	5.25%	10/01/2055	1,680	1,543,047
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	1,895	1,922,807
Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,230	1,351,236
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	2,295	2,540,768
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	600	601,421
Series 2023, GO Bonds	4.25%	08/15/2053	1,705	1,692,700
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,790	1,794,781
Series 2016, Ref. RB	5.00%	05/15/2045	755	723,017
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $314,153) (c)(d)	5.75%	02/15/2025	335	184,250
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009) (c)(d)	6.38%	02/15/2048	1,490	819,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	58,404
Series 2020, Ref. RB	6.75%	11/15/2051	60	56,917
Series 2020, Ref. RB	6.88%	11/15/2055	60	57,153
Texas (State of) Transportation Commission; Series 2019, RB (g)	0.00%	08/01/2040	1,500	721,306
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB (b)(g)(o)	0.00%	11/04/2024	2,650	1,585,319
Series 2015 B, Ref. RB (b)(g)(o)	0.00%	11/04/2024	955	545,828
Series 2015 C, Ref. RB (b)(o)	5.00%	11/04/2024	1,495	1,499,531
Texas (State of) Water Development Board;
Series 2022, RB (h)	5.00%	10/15/2047	2,510	2,725,390
Series 2023 A, RB	4.88%	10/15/2048	1,865	1,999,608
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,065	1,028,931
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,250	2,327,515
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB (i)	5.50%	06/30/2041	1,150	1,243,575
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,002
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	1,855	1,768,912
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (f)	4.00%	02/15/2053	2,510	2,342,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund) (h)	5.25%	08/15/2054	$2,665	$ 2,942,385
				69,828,704

Utah–2.18%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (e)	4.00%	03/01/2051	500	425,501
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	421,488
Salt Lake City (City of), UT;
Series 2018 A, RB (i)	5.00%	07/01/2048	1,110	1,136,105
Series 2021 A, RB (i)	5.00%	07/01/2046	620	647,261
Series 2023 A, RB (i)	5.50%	07/01/2053	2,180	2,384,814
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	1,515	1,437,242
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	1,055	1,026,405
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,165	1,191,196
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	835	859,139
				9,529,151

Virginia–3.07%
Chesapeake (City of), VA Expressway; Series 2012 A, RB (b)(o)	5.00%	10/11/2024	1,900	1,903,583
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	1,560	1,521,392
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM) (f)	5.25%	07/01/2053	1,020	1,113,163
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (e)	5.00%	09/01/2045	250	250,407
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB (b)	5.50%	09/01/2035	110	109,687
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	870	901,851
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB (i)	5.00%	01/01/2037	2,560	2,722,710
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB (i)	5.00%	12/31/2047	425	445,373
Series 2022, Ref. RB (i)	5.00%	12/31/2057	1,215	1,259,888
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (i)	5.00%	12/31/2049	610	620,072
Series 2017, RB (i)	5.00%	12/31/2056	2,505	2,538,386
				13,386,512

Washington–2.81%
Kalispel Tribe of Indians; Series 2018 B, RB (e)	5.00%	01/01/2032	700	725,579
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	1,865	2,002,294
Tacoma (City of), WA; Series 2023, RB (h)	4.00%	12/01/2047	2,070	2,044,478
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,400	1,552,038
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	2,605	2,657,053
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	925	866,116
Series 2020, Ref. RB	5.00%	09/01/2055	1,000	1,041,304
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB (e)	5.00%	07/01/2046	325	304,469
Series 2016 A, Ref. RB (e)	5.00%	07/01/2051	270	245,884
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	885	840,548
				12,279,763

West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (e)	7.50%	06/01/2043	620	668,715
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,340	1,327,648
				1,996,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17      Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.68%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM) (f)(g)	0.00%	12/15/2050	$4,885	$1,465,587

Series 2020 D, RB (INS - AGM) (f)(g)	0.00%	12/15/2060	21,940	4,018,895

Series 2022, RB (e)	5.25%	12/15/2061	1,280	1,303,667

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,085	1,934,549

Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB (e)	5.00%	08/01/2027	1,250	1,284,168

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	1,875	1,838,118

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	625	549,206

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,150	1,089,852

Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	930	967,629

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (c)(e)	6.75%	08/01/2031	685	602,800

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB (e)	6.13%	02/01/2050	310	298,218

Series 2022 A, RB (e)	6.13%	02/01/2050	335	322,268

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	465	466,337

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	490	220,500

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,284,016

Series 2018 A, RB	5.35%	12/01/2045	1,255	1,273,509

Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB (e)	5.63%	12/15/2030	850	852,937

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	678,450

				20,450,706

Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGM) (f)	4.00%	06/01/2044	805	788,361

Total Municipal Obligations (Cost $668,534,905)				675,805,448

			Shares

Exchange-Traded Funds–0.18%
Invesco Municipal Strategic Income ETF (Cost $758,488) (r)			14,890	764,971

TOTAL INVESTMENTS IN SECURITIES (s) –154.95% (Cost $669,293,393)				676,570,419

FLOATING RATE NOTE OBLIGATIONS–(12.40)%
Notes with interest and fee rates ranging from 3.46% to 3.72% at 08/31/2024 and contractual maturities of collateral ranging from 07/01/2026 to 11/15/2055 (See Note 1J) (t)				(54,160,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(42.03)%				(183,536,943)

OTHER ASSETS LESS LIABILITIES–(0.52)%				(2,224,464)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$436,649,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18      Invesco Advantage Municipal Income Trust II

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $3,992,168, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2024 was $6,047,843, which represented 1.39% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $34,950,938, which represented 8.00% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(i)	Security subject to the alternative minimum tax.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $12,435,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income

Invesco Municipal Strategic Income ETF	$760,292	$-	$-	$4,679	$-	$764,971	$15,361

(s)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.54%

(t)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Trust’s investments with a value of $80,117,293 are held by TOB Trusts and serve as collateral for the $54,160,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19      Invesco Advantage Municipal Income Trust II

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2024

Revenue Bonds	83.78%

General Obligation Bonds	12.37

Pre-Refunded Bonds	2.25

Other	1.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20      Invesco Advantage Municipal Income Trust II

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $668,534,905)	$675,805,448

Investments in affiliates, at value (Cost $758,488)	764,971

Receivable for:
Investments sold	100,352

Interest	6,949,986

Investment for trustee deferred compensation and retirement plans	28,591

Total assets	683,649,348

Liabilities:
Floating rate note obligations	54,160,000

Variable rate muni term preferred shares ($0.01 par value, 1,836 shares issued with liquidation preference of $100,000 per share)	183,536,943

Payable for:
Investments purchased	3,865,335

Dividends	178,830

Amount due custodian	4,272,368

Accrued fees to affiliates	39,221

Accrued interest expense	722,962

Accrued trustees’ and officers’ fees and benefits	599

Accrued other operating expenses	195,487

Trustee deferred compensation and retirement plans	28,591

Total liabilities	247,000,336

Net assets applicable to common shares	$436,649,012

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$497,790,756

Distributable earnings (loss)	(61,141,744)

$436,649,012

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	44,406,020

Net asset value per common share	$9.83

Market value per common share	$9.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21      Invesco Advantage Municipal Income Trust II

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)

Investment income:
Interest	$16,532,159

Dividends from affiliates	15,361

Total investment income	16,547,520

Expenses:
Advisory fees	1,890,371

Administrative services fees	32,517

Custodian fees	4,465

Interest, facilities and maintenance fees	5,950,203

Transfer agent fees	14,130

Trustees’ and officers’ fees and benefits	12,223

Registration and filing fees	11,319

Reports to shareholders	125,739

Professional services fees	77,261

Other	1,989

Total expenses	8,120,217

Less: Fees waived	(1,426)

Net expenses	8,118,791

Net investment income	8,428,729

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(437,016))	(1,598,100)

Change in net unrealized appreciation of:
Unaffiliated investment securities	3,958,348

Affiliated investment securities	4,679

3,963,027

Net realized and unrealized gain	2,364,927

Net increase in net assets resulting from operations applicable to common shares	$10,793,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22      Invesco Advantage Municipal Income Trust II

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)

	August 31,	February 29,
	2024	2024

Operations:
Net investment income	$8,428,729	$16,437,740

Net realized gain (loss)	(1,598,100)	(8,714,683)

Change in net unrealized appreciation	3,963,027	25,646,345

Net increase from payments by affiliates	–	699,993

Net increase in net assets resulting from operations applicable to common shares	10,793,656	34,069,395

Distributions to common shareholders from distributable earnings	(12,096,200)	(16,752,096)

Return of capital applicable to common shares	–	(317,578)

Total distributions	(12,096,200)	(17,069,674)

Net increase (decrease) in net assets applicable to common shares	(1,302,544)	16,999,721

Net assets applicable to common shares:
Beginning of period	437,951,556	420,951,835

End of period	$436,649,012	$437,951,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23      Invesco Advantage Municipal Income Trust II

Statement of Cash Flows
For the six months ended August 31, 2024
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$10,793,656

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(35,184,666)

Proceeds from sales of investments	56,886,389

Purchases of short-term investments, net	(3,038,960)

Amortization (accretion) of premiums and discounts, net	(975,276)

Net realized loss from investment securities	1,598,100

Net change in unrealized appreciation on investment securities	(3,963,027)

Change in operating assets and liabilities:

Decrease in receivables and other assets	207,781

Increase in accrued expenses and other payables	36,079

Net cash provided by operating activities	26,360,076

Cash provided by (used in) financing activities:
Increase in payable for amount due custodian	4,134,415

Dividends paid to common shareholders from distributable earnings	(11,954,491)

Decrease in VMTP Shares, at liquidation value	(32,400,000)

Proceeds from TOB Trusts	16,205,000

Repayment of TOB Trusts	(2,345,000)

Net cash provided by (used in) financing activities	(26,360,076)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$5,963,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24      Invesco Advantage Municipal Income Trust II

Financial Highlights
August 31, 2024
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended		Year Ended		Years Ended			Year Ended
	August 31,		February 29,		February 28,			February 29,
	2024		2024		2023	2022	2021	2020
Net asset value per common share, beginning of period	$ 9.86		$ 9.48		$ 11.41	$ 12.05	$ 12.45	$ 11.55
Net investment income (a)	0.19		0.37		0.44	0.54	0.58	0.51
Net gains (losses) on securities (both realized and unrealized)	0.05		0.39		(1.87)	(0.60)	(0.44)	0.93
Total from investment operations	0.24		0.76		(1.43)	(0.06)	0.14	1.44
Less:
Dividends paid to common shareholders from net investment income	(0.27)		(0.37)		(0.46)	(0.58)	(0.54)	(0.52)
Return of capital	–		(0.01)		(0.04)	–	–	(0.02)
Total distributions	(0.27)		(0.38)		(0.50)	(0.58)	(0.54)	(0.54)
Net asset value per common share, end of period	$ 9.83		$ 9.86		$ 9.48	$ 11.41	$ 12.05	$ 12.45
Market value per common share, end of period	$ 9.00		$ 8.53		$ 8.54	$ 11.03	$ 11.49	$ 11.21
Total return at net asset value (b)	2.83%		8.94	% (c)	(12.28)%	(0.66)%	1.75%	13.11%
Total return at market value (d)	8.83%		4.62%		(18.25)%	0.72%	7.75%	10.24%
Net assets applicable to common shares, end of period (000’s omitted)	$436,649		$437,952		$420,952	$506,768	$534,747	$552,872
Portfolio turnover rate (e)	5%		36%		42%	14%	20%	9%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.71	% (f)	3.67%		2.84%	1.60%	1.84%	2.57%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.99	% (f)	0.96%		1.01%	0.93%	0.97%	1.01%
Without fee waivers and/or expense reimbursements	3.71	% (f)	3.67%		2.84%	1.60%	1.84%	2.57%
Ratio of net investment income to average net assets	3.85	% (f)	3.89%		4.48%	4.45%	4.89%	4.26%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$183,600		$216,000		$216,000	$216,000	$216,000	$216,000
Asset coverage per preferred share (g)	$337,826		$302,755		$294,885	$334,615	$347,568	$355,959
Liquidating preference per preferred share	$100,000		$100,000		$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.74%.
(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25      Invesco Advantage Municipal Income Trust II

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Advantage Municipal Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946,
Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B .
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.	Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal

26      Invesco Advantage Municipal Income Trust II

Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
–
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Floating Rate Note Obligations
– The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank
third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading

27      Invesco Advantage Municipal Income Trust II

market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
K.
Other Risks
– The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Trust to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated investments by the Trust.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $1,426.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2024, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$675,424,722	$380,726	$675,805,448

Exchange-Traded Funds	764,971	–	–	764,971

Total Investments	$764,971	$675,424,722	$380,726	$676,570,419

28      Invesco Advantage Municipal Income Trust II

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule
17a-7
of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule
17a-7.
Pursuant to these procedures, for the six months ended August 31, 2024, the Trust engaged in securities purchases of $10,320,992 and securities sales of $11,995,986, which resulted in net realized gains (losses) of $(437,016).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “
Trustees’ and Officers’ Fees and Benefits
” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $48,082,143 and 5.39%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 29, 2024, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$31,065,418	$30,726,233	$61,791,651

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2024 was $33,446,265 and $56,986,526, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$21,144,975

Aggregate unrealized (depreciation) of investments	(15,211,008)

Net unrealized appreciation of investments	$5,933,967

Cost of investments for tax purposes is $670,636,452.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 29,
	2024	2024
Beginning shares	44,406,020	44,406,020
Shares issued through dividend reinvestment	–	–
Ending shares	44,406,020	44,406,020
The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

29      Invesco Advantage Municipal Income Trust II

NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series
2015/6-VKI
VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2024, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/15/2012	2,160	12/02/2024	04/14/2022

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On May 31, 2024, the Trust redeemed 324 Series
2015/6-VKI
VMTP Shares, with a liquidation preference of $100,000 per share to pay holders of record as of May 1, 2024, the redemption price, including accumulated but unpaid dividends, to holders of VMTP Shares called for redemption on such date, in connection with the partial redemption. Effective June 1, 2024, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 2, 2027, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2024, the dividend rate is equal to the SIFMA Index plus a spread of 1.23%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2024 were $199,623,913 and 4.54%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end,
the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2024:

Declaration Date	Amount per Share	Record Date	Payable Date

September 3, 2024	$0.0559	September 17, 2024	September 30, 2024

October 1, 2024	$0.0559	October 16, 2024	October 31, 2024

30      Invesco Advantage Municipal Income Trust II

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of Invesco Advantage Municipal Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees,
that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The
Sub-Committees
meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory
contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts.
 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up
requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up
responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of

31      Invesco Advantage Municipal Income Trust II

the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each the same as the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

32      Invesco Advantage Municipal Income Trust II

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Advantage Municipal Income Trust II (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)	Elizabeth Krentzman	34,415,739.65	3,465,903.52
	Robert C. Troccoli	34,393,896.65	3,487,746.52
	Carol Deckbar	34,421,028.65	3,460,614.52
	Douglas Sharp	34,399,672.65	3,481,970.52
(2)	Elizabeth Krentzman	1,836.00	0.00
	Robert C. Troccoli	1,836.00	0.00
	Carol Deckbar	1,836.00	0.00
	Douglas Sharp	1,836.00	0.00
A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Advantage Municipal Income Trust II (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose: (1). To approve amendments to the current fundamental investment restrictions of the Fund as follows: The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain

(a)	To amend the fundamental investment restriction regarding diversification	20,409,652.58	2,133,428.78	869,113.82
(b)	To amend the fundamental investment restriction regarding borrowing	20,358,060.58	2,213,039.78	841,096.82
(c)	To amend the fundamental investment restriction regarding issuing senior securities	20,467,246.58	2,105,652.78	839,293.82
(d)	To amend the fundamental investment restriction regarding underwriting securities issued by other persons	20,378,208.58	2,180,532.78	853,455.82
(e)	To amend the fundamental investment restriction regarding lending	20,336,275.58	2,166,369.78	909,549.82
(f)	To amend the fundamental investment restriction regarding purchasing and selling real estate	20,182,983.58	2,413,353.78	815,857.82
(g)	To amend the fundamental investment restriction regarding purchasing and selling commodities	20,198,333.58	2,381,710.78	832,153.82
(h)	To amend the fundamental investment restriction regarding industry concentration	20,396,268.58	2,144,656.78	871,270.82
(2). To approve the removal of the following current fundamental investment restrictions for the affected Fund as follows:
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain

(a)	To remove the fundamental investment restriction regarding purchasing on margin	20,139,588.58	2,312,230.78	960,379.82
(b)	To remove the fundamental investment restriction(s) regarding making short sales, writing, purchasing or selling puts or calls or purchasing futures or options	20,000,303.58	2,453,851.78	958,038.82
(c)	To remove the fundamental investment restriction regarding investing for control or management	20,101,691.58	2,357,617.78	952,886.82
(d)	To remove the fundamental investment restriction regarding investing in other investment companies	20,116,144.58	2,346,329.78	949,721.82
(e)	To remove the fundamental investment restriction regarding investing in oil, gas or mineral exploration or development programs	20,229,117.58	2,208,442.78	974,633.82

33      Invesco Advantage Municipal Income Trust II

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at
invesco.com/corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-07868	VK-CE-AMINC2-SAR-1

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco Advantage Municipal Income Trust II

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024